SCHEDULE OF PARENT COMPANY BALANCE SHEETS (Details) (Parenthetical) - $ / shares		Aug. 03, 2026	Mar. 27, 2026	Jun. 30, 2026		Mar. 26, 2026	Jun. 30, 2025		Jun. 27, 2025
Condensed Financial Statements, Captions [Line Items]
Common stock, par value			$ 0.01			$ 0.0001	$ 2	[1]	$ 0.0001
Common stock, shares authorized	[1]						25,000
Common stock, shares issued			1			100	937	[1]
Common stock, shares outstanding			1			100	937	[1]
Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value				$ 0.002	[1]				0.0001
Common stock, shares authorized	[1]			15,750,000
Common stock, shares issued	[1]			14,499
Common stock, shares outstanding	[1]			14,499
Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value				$ 0.002	[1]				$ 0.0001
Common stock, shares authorized	[1]			1,750,000
Common stock, shares issued	[1]			773
Common stock, shares outstanding	[1]			773
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	[2]						$ 2
Common stock, shares authorized	[2]						25,000
Common stock, shares issued	[2]						937
Common stock, shares outstanding	[2]						937
Share consolidation		1-for-200 share	1-for-100 share
Parent Company [Member] | Common Class A [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	[2]			$ 0.002
Common stock, shares authorized	[2]			15,750,000
Common stock, shares issued	[2]			14,499
Common stock, shares outstanding	[2]			14,499
Parent Company [Member] | Common Class B [Member]
Condensed Financial Statements, Captions [Line Items]
Common stock, par value	[2]			$ 0.002
Common stock, shares authorized	[2]			1,750,000
Common stock, shares issued	[2]			773
Common stock, shares outstanding	[2]			773

[1]	The shares data are presented on a retroactive basis to reflect the 1-for-100 share consolidation effective March 27, 2026, and the 1-for-200 share consolidation effective August 3, 2026. (Notes 14 and 19).
[2]	The shares data are presented on a retroactive basis to reflect the 1-for-100 share consolidation effective March 27, 2026, and the 1-for-200 share consolidation effective August 3, 2026. (Notes 14 and 19).